Segment Disclosures Recon from Segment to Consolidated - Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment revenues [Line Items]
Service revenues	$ 5,173	$ 5,135	$ 3,888
Product sales	2,318	2,196	3,521
Total revenues	7,491	7,331	7,409
Other financial information:
Proportional Modified EBITDA of equity-method investments	754	699	431
Intersegment Eliminations [Member]
Segment revenues [Line Items]
Service revenues	(73)	(30)	(13)
Product sales	(452)	(327)	(575)
Total revenues	(525)	(357)	(588)
Other financial information:
Proportional Modified EBITDA of equity-method investments	0	0	0
Northeast G&P [Member]
Segment revenues [Line Items]
Service revenues	836	816	555
Product sales	134	110	225
Northeast G&P [Member] | Intersegment Eliminations [Member]
Segment revenues [Line Items]
Service revenues	(34)	(7)	(1)
Product sales	(28)	(18)	(5)
Northeast G&P [Member] | Operating Segments [Member]
Segment revenues [Line Items]
Service revenues	870	823	556
Product sales	162	128	230
Total revenues	1,032	951	786
Other financial information:
Proportional Modified EBITDA of equity-method investments	357	359	220
Atlantic Gulf [Member]
Segment revenues [Line Items]
Service revenues	1,959	1,900	1,518
Product sales	245	287	499
Atlantic Gulf [Member] | Intersegment Eliminations [Member]
Segment revenues [Line Items]
Service revenues	(39)	(23)	(12)
Product sales	(205)	(176)	(354)
Atlantic Gulf [Member] | Operating Segments [Member]
Segment revenues [Line Items]
Service revenues	1,998	1,923	1,530
Product sales	450	463	853
Total revenues	2,448	2,386	2,383
Other financial information:
Proportional Modified EBITDA of equity-method investments	287	257	151
West [Member]
Segment revenues [Line Items]
Service revenues	2,328	2,399	1,793
Product sales	1,183	1,100	2,151
West [Member] | Intersegment Eliminations [Member]
Segment revenues [Line Items]
Service revenues	0	0	0
Product sales	(197)	(120)	(166)
West [Member] | Operating Segments [Member]
Segment revenues [Line Items]
Service revenues	2,328	2,399	1,793
Product sales	1,380	1,220	2,317
Total revenues	3,708	3,619	4,110
Other financial information:
Proportional Modified EBITDA of equity-method investments	110	83	60
NGL And Petchem Services [Member]
Segment revenues [Line Items]
Service revenues	50	20	22
Product sales	756	699	646
NGL And Petchem Services [Member] | Intersegment Eliminations [Member]
Segment revenues [Line Items]
Service revenues	0	0	0
Product sales	(22)	(13)	(50)
NGL And Petchem Services [Member] | Operating Segments [Member]
Segment revenues [Line Items]
Service revenues	50	20	22
Product sales	778	712	696
Total revenues	828	732	718
Other financial information:
Proportional Modified EBITDA of equity-method investments	$ 0	$ 0	$ 0